Credit Risk - Disclosure of Interest Rate Profile of Mortgage Assets Stock (Details) - Stock - Credit risk - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 174,712	£ 166,730
Percentage of residential mortgage loans	100.00%	100.00%
Fixed rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 147,147	£ 133,231
Percentage of residential mortgage loans	84.00%	80.00%
Variable rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 17,010	£ 20,986
Percentage of residential mortgage loans	10.00%	13.00%
Standard Variable Rate (SVR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 7,836	£ 10,627
Percentage of residential mortgage loans	4.00%	6.00%
Follow on Rate (FoR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,719	£ 1,886
Percentage of residential mortgage loans	2.00%	1.00%